Employee Benefits - Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Remeasurements:
Net defined benefit liabilities (assets)	¥ (185,835)	¥ (148,296)
Japanese plans [member]
Remeasurements:
Effects of asset ceiling	195,916	123,505
Net defined benefit liabilities (assets)	(23,099)	(42,162)
Foreign plans [member]
Remeasurements:
Effects of asset ceiling	37,807	86,321
Net defined benefit liabilities (assets)	86,075	130,043
Present value of defined benefit obligations [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,081,392	1,160,727
Current service cost	24,203	27,397
Past service cost
Interest cost	16,392	13,944
Plan participants' contributions
Remeasurements:
Changes in demographic assumptions	980	(4,249)
Changes in financial assumptions	(83,744)	(44,232)
Other	3,325	(91)
Benefits paid	(62,296)	(59,464)
Deconsolidation		(12,640)
Exchange differences on translating foreign operations
Balance at end of year	980,252	1,081,392
Present value of defined benefit obligations [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,037,123	925,961
Current service cost	19,077	17,702
Past service cost		(271)
Interest cost	50,717	47,108
Plan participants' contributions	4,022	4,447
Remeasurements:
Changes in demographic assumptions	1,982	(724)
Changes in financial assumptions	(28,838)	(14,686)
Other	8,516	(1,446)
Benefits paid	(63,038)	(66,563)
Deconsolidation
Exchange differences on translating foreign operations	(22,965)	125,595
Balance at end of year	1,006,596	1,037,123
Fair value of plan assets [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,247,059	1,236,755
Interest income	19,164	15,030
Actual return on plan assets, excluding interest income	(27,278)	43,828
Employer contributions	19,349	20,108
Plan participants' contributions
Remeasurements:
Benefits paid	(59,027)	(54,727)
Deconsolidation		(13,935)
Exchange differences on translating foreign operations
Balance at end of year	1,199,267	1,247,059
Fair value of plan assets [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	993,401	879,975
Interest income	52,338	45,291
Actual return on plan assets, excluding interest income	(19,496)	(6,964)
Employer contributions	15,683	16,819
Plan participants' contributions	4,022	4,447
Remeasurements:
Benefits paid	(63,038)	(66,563)
Deconsolidation
Exchange differences on translating foreign operations	(24,582)	120,396
Balance at end of year	¥ 958,328	¥ 993,401